8. Accrued Liabilities - Current	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities, Current

As of September 30, 2017 and December 31, 2016, the Company had the following current accrued liabilities:

	September 30, 2017	December 31, 2016
Accrued Salaries and Wages (a)	$151,150	$132,827
Disputed Trade Payables (b)	925,000	925,000
Services Advance - Current Portion (c)	–	1,489,583
Other Accrued Expenses	225,178	249,482
Total Accrued Liabilities - Current	$1,301,328	$2,796,892

(a)	Accrued Salaries and Wages represent accrued vacation payable to employees.
(b)	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of September 30, 2017, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible. The Company is working with the counterparty to extinguish this liability.
(c)

During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and Blu-ray replication, packaging and distribution to the Company’s direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.

On January 10, 2017, the Company entered into an amendment of our home entertainment Distribution Agreement with Sony pursuant to which, among other things, Sony paid DADC $1,489,583, which was the total sum owed and payable by us to DADC for the disk replication, packaging and distribution services.

In connection with such transaction, we issued Sony 301,231 shares of our Common Stock at $4.945 per share, Sony’s exclusive territory for exercising its home entertainment distribution rights under the Distribution Agreement was extended from the United States and Canada to worldwide, and the amount of advances subject to recoupment by Sony out of royalty payments that would otherwise be due to us under the Distribution Agreement was increased by the amount of the payment to DADC

As of December 31, 2016, and 2015, the Company has the following current accrued liabilities:

	December 31, 2016	December 31, 2015
Accrued Salaries and Wages (a)	$132,827	$96,385
Disputed Trade Payables (b)	925,000	925,000
Services Advance - Current Portion (c)	1,489,583	–
Other Accrued Expenses	249,482	509,477
Total Accrued Liabilities - Current	$2,796,892	$1,530,862

(a)	Accrued Salaries and Wages represent accrued vacation payable to employees.

(b)	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of December 31, 2016, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible. The Company is working with the counterparty to extinguish this liability.

(c)

During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and BD replication, packaging and distribution to the Company’s direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.

Subsequent to the end of the fiscal year, on January 10, 2017, the Company entered into an amendment of our home entertainment Distribution Agreement with Sony pursuant to which, among other things, Sony agreed to pay DADC $1,489,583, the amount which was owed and payable by us to DADC for the disk replication, packaging and distribution services.

In connection with such transaction, we issued Sony 301,231 shares of our Common Stock at $4.945 per share, Sony’s exclusive territory for exercising its home entertainment distribution rights under the Distribution Agreement was extended from the United States and Canada to worldwide, and the amount of advances subject to recoupment by Sony out of royalty payments that would otherwise be due to us under the Distribution Agreement was increased by the amount of the payment to DADC. (See Note 7 for additional information about the advance.)